Acquisitions and Sales of Oil and Gas Property Interests (Pro Forma Results) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Spanish Trail Acquisition [Member]	Dec. 31, 2012 Predecessor [Member] Spanish Trail Acquisition [Member]	Dec. 31, 2013 Predecessor and Pro Forma [Member] Spanish Trail Acquisition [Member]	Dec. 31, 2012 Predecessor and Pro Forma [Member] Spanish Trail Acquisition [Member]
Business Acquisition [Line Items]
Oil and natural gas sales	$ 57,758	$ 24,655	$ 36,380	$ 36,860	$ 25,147	$ 24,655	$ 26,799	$ 26,895	$ 26,195	$ 24,538	$ 123,042	$ 104,427	$ 63,989	$ 123,042	$ 104,427	$ 139,931	$ 125,434
Revenues, Pro Forma	62,744	34,100
Net income (loss)	(127,530)	12,866	17,976	24,037	7,859	12,866	(2,695)	8,865	23,174	6,564	62,738	35,908	131,172	62,738	35,908	67,979	44,428
Net income (loss), Pro Forma	$ (127,301)	$ 16,519	$ 11,504	$ 15,384	$ 5,030	$ 8,234					$ 40,152